GATHERING, PROCESSING AND TRANSPORTATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
GATHERING, PROCESSING AND TRANSPORTATION EXPENSE
Schedule of gathering, processing and transportation expense

	2018	2017	2016
Year ended 31 December	US$’000	US$’000	US$’000
Gathering, processing and transportation expense	(5,876)	—	—
Minimum Revenue Commitment shortfall (1)	(2,757)	—	—
Total gathering, processing and transportation expense	(8,633)	—	—
(1)

In connection with the acquisition on 23 April 2018, the Company entered into contracts with a large midstream company and production purchaser to provide gathering, transportation and marketing of hydrocarbon production for the acquired properties.  The contracts contain a Minimum Revenue Commitment that requires us to pay minimum annual fees related to gathering, processing, transportation and marketing.  Fixed fees are expensed as incurred and settled with the purchaser on a monthly basis. If, at the end of each calendar year during the term of the contract, the Company fails to satisfy the Minimum Revenue Commitment with the fixed volume fees, the Company is required to pay a deficiency payment equal to the shortfall.  Due to the timing of closing of the acquisition, the Company’s development program was backloaded in 2018, and the Company was unable to meet the commitments under the agreement. This resulted in an deficiency payment shortfall of $2.8 million for 2018.  See Note 30 for additional information.